UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21424

Meeder Premier Portfolios Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o Meeder Premier Portfolios Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 866-633-3371

Date of fiscal year end: June 30, 2005

Date of reporting period: September 30, 2004

Item 1.	Schedule of Investments.

Schedule of Investments

September 30, 2004 (unaudited)

Defensive Equity Portfolio

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 77.9%
Aim Basic Value Fund - Class A #	264,142		7,718,225
Aim Mid Cap Basic Value Fund - Class A #	133,444		1,569,305
American Century Large Company Value Fund - Class A	1,353,224		8,078,749
American Century Value Fund - Class A	207,077		1,619,339
Federated American Leaders Fund - Class A	227,006		5,230,205
Federated Stock Trust Fund	229,098		7,842,035
Fidelity Advisor Equity Income Fund - Class A	302,755		7,956,406
Heartland Value Fund	214		10,331
iShares Dow Jones Select Dividend Index Fund	219,800		12,616,520
PBHG Mid-Cap Fund #	456,109		8,032,082
The Yacktman Fund	136,884		2,047,787
Total Registered Investment Companies	(Cost $61,026,468)		62,720,984
U.S. Government Obligations - 11.0%
U.S. Treasury Bills,
1.50%, due10/07/04 *	7,000,000		6,998,273
U.S. Treasury Bills,
1.58%, due 12/02/04 *	1,900,000		1,894,780
Total U.S. Government Obligations	(Cost $8,893,185)		8,893,053
Repurchase Agreements - 11.2%
The Huntington National Bank, 1.55%, 10/01/04, (Collateralized by $8,640,511 FNMA, at 5.75%, due 06/15/05, value - $8,997,976)	8,997,000		8,997,000
Total Repurchase Agreements	(Cost $8,997,000)		8,997,000
Total Investments - 100.1%	(Cost $78,916,653	)(a)	80,611,037
Liabilities less Other Assets - (0.1%)			-44,908
Total Net Assets - 100.0%			80,566,129
Trustee Deferred Compensation**
Meeder Premier Defensive Equity Portfolio	62		671
Meeder Premier Growth Portfolio	433		4,473
Meeder Premier Fixed Income Portfolio	23		230
Meeder Premier Aggressive Growth Portfolio	179		1,815
Total Trustee Deferred Compensation	(Cost $7,234)		7,190

(a)	Represents cost for financial reporting purposes and may differ for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,767,296
Unrealized depreciation	(72,912)

Net unrealized appreciation (depreciation)	$1,694,384

#	Represents non-income producing securities.

*	Pledged as collateral on futures contracts.

**	Assets of affiliates to The Defensive Equity Portfolio held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2004 (unaudited)

Growth Portfolio

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 98.6%
Aim Basic Value Fund - Class A #	417,252		12,192,112
American Century Vista Fund - Advisor Class #	933,707		11,895,424
Heartland Value Fund	24,941		1,203,422
iShares S&P 500/BARRA Value Index Fund	485,200		27,928,112
Total Registered Investment Companies	(Cost $52,607,211)		53,219,070
U.S. Government Obligations - 0.9%
U.S. Treasury Bills,
1.58%, due 12/02/04 *	500,000		498,626
Total U.S. Government Obligations	(Cost $498,661)		498,626
Repurchase Agreements - 0.3%
The Huntington National Bank, 1.55%, 10/01/04, (Collateralized by $149,819
FNMA, at 5.75%, due 06/15/05, value - $156,017)	156,000		156,000
Total Repurchase Agreements	(Cost $156,000)		156,000
Total Investments - 99.8%	(Cost $53,261,872	)(a)	53,873,696
Other Assets less Liabilities - 0.2%			113,379
Total Net Assets - 100.0%			53,987,075
Trustee Deferred Compensation**
Meeder Premier Defensive Equity Portfolio	45		487
Meeder Premier Growth Portfolio	314		3,244
Meeder Premier Fixed Income Portfolio	17		170
Meeder Premier Aggressive Growth Portfolio	130		1,318
Total Trustee Deferred Compensation	(Cost $5,239)		5,220

(a)	Represents cost for financial reporting purposes and may differ for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,215,462
Unrealized depreciation	(603,638)

Net unrealized appreciation (depreciation)	$611,824

#	Represents non-income producing security.

*	Pledged as collateral on futures contracts.

**	Assets of affiliates to The Growth Portfolio held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2004 (unaudited)

Aggressive Growth Portfolio

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 97.6%
Aim Basic Value Fund - Class A #	194,097		5,671,524
Aim Large Cap Basic Value Fund - Class A #	285,974		3,497,467
American Century Small Company Fund - Investor Class	217,872		1,982,635
American Century Vista Fund - Advisor Class #	586,271		7,469,091
Federated Kaufmann Small Cap Fund - Class A	77,127		1,420,674
Heartland Value Fund	38,043		1,835,553
iShares S&P 500/BARRA Value Index Fund	301,700		17,365,852
Icon Energy Fund #	70,753		1,543,116
Total Registered Investment Companies	(Cost $39,830,517)		40,785,912
U.S. Government Obligations - 2.0%
U.S. Treasury Bills,
1.58%, due 12/02/04 *	850,000		847,665
Total U.S. Government Obligations	(Cost $847,724)		847,665
Repurchase Agreements - 0.2%
The Huntington National Bank, 1.55%, 10/01/04, (Collateralized by $88,355
FNMA, 5.75%, due 06/15/05, value - $92,010)	92,000		92,000
Total Repurchase Agreements	(Cost $92,000)		92,000
Total Investments - 99.8%	(Cost $40,770,241	)(a)	41,725,577
Other Assets less Liabilities - 0.2%			70,678
Total Net Assets - 100.0%			41,796,255
Trustee Deferred Compensation**
Meeder Premier Defensive Equity Portfolio	36		390
Meeder Premier Growth Portfolio	252		2,603
Meeder Premier Fixed Income Portfolio	13		130
Meeder Premier Aggressive Growth Portfolio	104		1,055
Total Trustee Deferred Compensation	(Cost $4,216)		4,178

(a)	Represents cost for financial reporting purposes and may differ for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,346,793
Unrealized depreciation	(391,457)

Net unrealized appreciation (depreciation)	$955,336

#	Represents non-income producing securities.

*	Pledged as collateral on futures contracts.

**	Assets of affiliates to The Aggressive Growth Portfolio held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2004 (unaudited)

Fixed Income Portfolio

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 27.6%
Fidelity Advisor Short Fixed - Income Fund	414,045		3,970,689
Total Registered Investment Companies	(Cost $3,962,582)		3,970,689
U.S. Government Obligations - 68.1%
Fannie Mae, 3.00%, due 12/29/06	500,000		502,907
Fannie Mae, 4.56%, due 05/05/10	200,000		200,495
Federal Home Loan Bank, 2.60%, due 9/29/06	2,000,000		1,989,910
U.S. Treasury Bills, 1.69%, due 12/23/04 *	50,000		49,810
U.S. Treasury Notes, 4.75%, due 05/15/14	6,700,000		7,029,766
Total U.S. Government Obligations	(Cost $9,620,062)		9,772,888
Repurchase Agreements - 3.6%
The Huntington National Bank, 1.55%, 10/01/04, (Collateralized by $501,317
FNMA, at 5.75%, due 06/15/05, value - $522,057)	522,000		522,000
Total Repurchase Agreements	(Cost $522,000)		522,000
Total Investments - 99.3%	(Cost $14,104,644	)(a)	14,265,577
Other Assets less Liabilities - 0.7%			95,824
Total Net Assets - 100.0%			14,361,401
Trustee Deferred Compensation**
Meeder Premier Defensive Equity Portfolio	17		184
Meeder Premier Growth Portfolio	118		1,219
Meeder Premier Fixed Income Portfolio	6		60
Meeder Premier Aggressive Growth Portfolio	49		497
Total Trustee Deferred Compensation	(Cost $1,963)		1,960
Futures Contracts

	Long Contracts		Unrealized Appreciation
U.S. 10-Year Note Futures, notional value $112,625 expiring December 2004	1		156
U.S. 5-Year Note Futures, notional value $221,500 expiring December 2004	2		-31
Total Futures Contracts			125
Call Options Written

	Short Contracts		Unrealized Appreciation
10 Year Bond Future, notional value $159,390 Expiring November 2004, Exercise Price at 113	3		1,527
5 Year Bond Future, notional value $103,140 Expiring November 2004, Exercise Price at 111	3		824
5 Year Bond Future, notional value $37,500 Exercise Price at 111.50	2		425
Total Call Options Written			2,776

(a)	Represents cost for financial reporting purposes and may differ for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$171,269
Unrealized depreciation	(10,336)

Net unrealized appreciation (depreciation)	$160,933

#	Represents non-income producing security.

*	Pledged as collateral on futures contracts.

**	Assets of affiliates to The Fixed Income Portfolio held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Item 2.	Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Premier Portfolios Trust

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date: November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date: November 22, 2004

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date: November 22, 2004